Annual Total Returns - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund - Class K	Aug. 29, 2023
Bar Chart Table:
Annual Return 2013	36.72%
Annual Return 2014	11.48%
Annual Return 2015	7.29%
Annual Return 2016	0.83%
Annual Return 2017	34.83%
Annual Return 2018	(0.14%)
Annual Return 2019	33.93%
Annual Return 2020	43.61%
Annual Return 2021	23.10%
Annual Return 2022	(24.35%)